Geographical Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales and other operating revenue	¥ 3,097,246	¥ 3,020,889	¥ 2,890,221	¥ 2,834,095	¥ 2,744,960	¥ 2,425,792	¥ 2,271,286	¥ 2,435,909	¥ 2,405,062	¥ 1,942,545	¥ 1,885,892	¥ 1,714,596	¥ 11,842,451	¥ 9,877,947	¥ 7,948,095
Long-lived assets	5,198,069				4,350,818				3,534,908				5,198,069	4,350,818	3,534,908
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales and other operating revenue													2,216,735	1,925,333	1,774,573
Long-lived assets	1,280,071				1,167,236				1,048,402				1,280,071	1,167,236	1,048,402
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales and other operating revenue													4,934,018	4,063,727	3,099,810
Long-lived assets	2,783,977				2,380,885				1,889,567				2,783,977	2,380,885	1,889,567
Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales and other operating revenue													4,691,698	3,888,887	3,073,712
Long-lived assets	¥ 1,134,021				¥ 802,697				¥ 596,939				¥ 1,134,021	¥ 802,697	¥ 596,939